UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 55.4%
Funds and Investment Trusts - 55.4% (a)
AB High Income Fund, Inc. - Class Z (b)	4,447,058	$39,890,107
iShares Mortgage Real Estate Capped ETF	27,433	1,291,820
JPMorgan Alerian MLP Index ETN (c)	105,786	2,978,934
PowerShares KBW High Dividend Yield Financial Portfolio	49,825	1,159,428
PowerShares KBW Premium Yield Equity REIT Portfolio	21,804	796,064

Total Investment Companies (cost $45,937,922)		46,116,353

COMMON STOCKS - 29.0%
Information Technology - 5.3%
Communications Equipment - 0.3%
Cisco Systems, Inc. (d)	5,427	174,803
Telefonaktiebolaget LM Ericsson - Class B	8,689	50,957

		225,760

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	930	26,747
Hitachi Ltd.	13,000	89,487

		116,234

Internet Software & Services - 0.4%
Alphabet, Inc. - Class A (e)	50	47,762
Alphabet, Inc. - Class C (e)	95	89,237
Facebook, Inc. - Class A (e)	600	103,182
Moneysupermarket.com Group PLC	12,500	51,680

		291,861

IT Services - 1.1%
Amadeus IT Group SA - Class A	1,000	62,081
Amdocs Ltd.	485	31,423
Booz Allen Hamilton Holding Corp.	1,732	59,079
Capgemini SE	475	52,660
DXC Technology Co.	1,160	98,600
Fidelity National Information Services, Inc. (d)	615	57,146
Fujitsu Ltd.	6,000	44,477
Leidos Holdings, Inc.	2,920	170,294
Mastercard, Inc. - Class A	253	33,725
Otsuka Corp.	700	46,395
Paychex, Inc. (d)	1,803	102,825
Total System Services, Inc.	1,060	73,267
Vantiv, Inc. - Class A (e)	545	38,526
Western Union Co. (The) - Class W	4,320	81,734

		952,232

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	1,450	65,424
Intel Corp.	5,065	177,629
Marvell Technology Group Ltd.	5,880	105,311
Maxim Integrated Products, Inc.	2,109	98,406
STMicroelectronics NV	1,290	22,436
Texas Instruments, Inc.	712	58,968

		528,174

Company	Shares	U.S. $ Value
Software - 1.8%
CA, Inc.	4,740	$157,273
Check Point Software Technologies Ltd. (e)	590	66,003
Intuit, Inc.	810	114,575
Microsoft Corp. (d)	6,253	467,536
Nice Ltd.	688	53,958
Oracle Corp.	5,390	271,279
Oracle Corp. Japan	1,300	96,230
Red Hat, Inc. (e)	1,030	110,725
Symantec Corp.	3,328	99,774
Trend Micro, Inc./Japan	900	41,657

		1,479,010

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (d)	3,821	626,644
Konica Minolta, Inc.	7,000	55,866
Logitech International SA	900	32,071
Seagate Technology PLC	1,273	40,138
Western Digital Corp.	780	68,851

		823,570

		4,416,841

Financials - 4.8%
Banks - 2.3%
Australia & New Zealand Banking Group Ltd.	4,989	116,787
Bank of America Corp.	1,100	26,279
BNP Paribas SA	1,799	136,774
BOC Hong Kong Holdings Ltd.	19,000	97,071
DBS Group Holdings Ltd.	2,400	36,566
DNB ASA	2,040	39,846
HSBC Holdings PLC	24,778	240,216
JPMorgan Chase & Co.	2,813	255,674
Mitsubishi UFJ Financial Group, Inc.	9,500	57,889
National Australia Bank Ltd.	1,310	31,495
Nordea Bank AB	11,161	150,268
Oversea-Chinese Banking Corp. Ltd.	11,700	96,512
People’s United Financial, Inc.	5,485	91,599
Royal Bank of Canada	2,817	209,073
Sumitomo Mitsui Financial Group, Inc.	3,100	115,423
Swedbank AB - Class A	4,080	110,360
Toronto-Dominion Bank (The)	1,130	60,683
Wells Fargo & Co.	670	34,217

		1,906,732

Capital Markets - 0.7%
CI Financial Corp.	3,660	80,132
CME Group, Inc. - Class A	962	121,019
IG Group Holdings PLC	2,210	18,456
IGM Financial, Inc.	1,788	58,548
Morgan Stanley	2,710	123,305
Nomura Holdings, Inc.	13,700	76,226
Partners Group Holding AG	36	23,354
State Street Corp.	670	61,968
Thomson Reuters Corp.	1,145	52,356

		615,364

Company	Shares	U.S. $ Value
Consumer Finance - 0.2%
Capital One Financial Corp.	1,390	$110,658
Provident Financial PLC (c)	1,340	15,318

		125,976

Diversified Financial Services - 0.1%
AMP Ltd.	11,791	47,903

Insurance - 1.5%
Allianz SE (REG)	669	143,384
American International Group, Inc.	2,790	168,739
Aon PLC	231	32,146
CNP Assurances	1,362	31,613
Direct Line Insurance Group PLC	26,740	131,413
Euler Hermes Group	135	16,030
FNF Group	1,750	84,420
Insurance Australia Group Ltd.	14,090	71,904
Japan Post Holdings Co., Ltd.	3,200	39,736
Mapfre SA	25,800	91,467
Marsh & McLennan Cos., Inc. (d)	1,213	94,711
Progressive Corp. (The)	2,340	108,763
Prudential Financial, Inc.	630	64,310
Tryg A/S	1,700	39,329
UnipolSai Assicurazioni SpA	23,010	52,291
Zurich Insurance Group AG	380	113,733

		1,283,989

		3,979,964

Consumer Discretionary - 4.4%
Auto Components - 0.2%
Bridgestone Corp.	2,500	107,250
Nokian Renkaat Oyj	1,685	71,240

		178,490

Automobiles - 0.3%
Bayerische Motoren Werke AG	1,133	105,361
Toyota Motor Corp.	3,000	168,913

		274,274

Distributors - 0.1%
Genuine Parts Co.	892	73,884
PALTAC Corp.	700	27,757

		101,641

Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	8,080	136,057
Crown Resorts Ltd.	17,280	159,585
Darden Restaurants, Inc.	460	37,761
Galaxy Entertainment Group Ltd.	21,000	132,319
Las Vegas Sands Corp.	1,990	123,798
McDonald’s Corp.	1,232	197,083
Wyndham Worldwide Corp.	241	24,023
Wynn Macau Ltd.	41,200	90,798
Yum! Brands, Inc.	1,435	110,237

		1,011,661

Company	Shares	U.S. $ Value
Household Durables - 0.4%
Berkeley Group Holdings PLC	2,180	$105,629
Garmin Ltd.	1,657	85,335
Helen of Troy Ltd. (e)	337	30,431
Sekisui House Ltd.	5,700	98,688

		320,083

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (e)	110	107,866
Expedia, Inc.	410	60,828
Netflix, Inc. (e)	450	78,619

		247,313

Leisure Products - 0.2%
Hasbro, Inc.	310	30,457
Mattel, Inc.	1,430	23,195
Sankyo Co., Ltd.	4,200	137,153

		190,805

Media - 0.9%
Comcast Corp. - Class A	1,410	57,260
ITV PLC	75,100	154,253
Lagardere SCA	2,980	95,801
Omnicom Group, Inc.	2,529	183,049
Regal Entertainment Group - Class A	1,160	17,133
Vivendi SA	7,580	173,893
WPP PLC	1,055	19,240

		700,629

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd. (c)	18,336	59,579
J Front Retailing Co., Ltd. (c)	3,300	46,046
Next PLC	780	41,686

		147,311

Specialty Retail - 0.3%
Best Buy Co., Inc.	1,807	98,048
Home Depot, Inc. (The) (d)	325	48,708
L Brands, Inc.	820	29,700
Ross Stores, Inc. (d)	553	32,323
TJX Cos., Inc. (The)	560	40,488

		249,267

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	1,660	69,222
HUGO BOSS AG	1,855	157,274
Li & Fung Ltd.	68,000	30,717
Yue Yuen Industrial Holdings Ltd.	5,000	21,689

		278,902

		3,700,376

Company	Shares	U.S. $ Value
Health Care - 2.9%
Biotechnology - 0.7%
AbbVie, Inc. (d)	2,162	$162,799
Amgen, Inc.	660	117,328
Celgene Corp. (e)	1,080	150,044
Gilead Sciences, Inc.	750	62,783
Regeneron Pharmaceuticals, Inc. (e)	190	94,411

		587,365

Health Care Equipment & Supplies - 0.1%
Cochlear Ltd.	970	120,820

Health Care Providers & Services - 0.4%
Aetna, Inc.	340	53,618
Anthem, Inc. (d)	346	67,830
Humana, Inc.	360	92,743
McKesson Corp.	190	28,369
UnitedHealth Group, Inc.	416	82,742

		325,302

Pharmaceuticals - 1.7%
AstraZeneca PLC	1,130	66,249
Bristol-Myers Squibb Co.	2,353	142,309
GlaxoSmithKline PLC	6,278	124,554
Johnson & Johnson (d)	1,601	211,924
Merck & Co., Inc. (d)	3,851	245,925
Novo Nordisk A/S - Class B	2,160	102,924
Orion Oyj - Class B	1,736	82,194
Pfizer, Inc.	4,555	154,506
Roche Holding AG	835	212,149
Sanofi	513	50,018

		1,392,752

		2,426,239

Industrials - 2.7%
Aerospace & Defense - 0.7%
Arconic, Inc.	1,480	37,696
Boeing Co. (The)	1,113	266,741
Raytheon Co.	528	96,101
TransDigm Group, Inc.	600	156,396

		556,934

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	1,007	115,160

Airlines - 0.1%
Qantas Airways Ltd.	10,240	46,610
United Continental Holdings, Inc. (e)	540	33,458

		80,068

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.1%
G4S PLC	7,280	$26,667
Republic Services, Inc. - Class A	315	20,551

		47,218

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,960	74,193
Bouygues SA	1,675	75,984

		150,177

Electrical Equipment - 0.1%
Emerson Electric Co.	1,865	110,110

Industrial Conglomerates - 0.3%
General Electric Co.	5,248	128,838
Siemens AG (REG)	1,060	138,764

		267,602

Machinery - 0.3%
Caterpillar, Inc.	1,158	136,054
Fortive Corp.	1,620	105,251

		241,305

Professional Services - 0.2%
Equifax, Inc.	292	41,601
Intertek Group PLC	109	7,212
Randstad Holding NV	983	57,472
RELX NV	3,650	76,650
Wolters Kluwer NV	640	27,961

		210,896

Road & Rail - 0.2%
Central Japan Railway Co.	200	33,911
MTR Corp., Ltd.	17,500	102,429

		136,340

Trading Companies & Distributors - 0.3%
ITOCHU Corp.	6,800	111,041
Sumitomo Corp.	7,600	107,652

		218,693

Transportation Infrastructure - 0.1%
Aena SA (f)	282	55,161
Macquarie Infrastructure Corp.	840	62,563

		117,724

		2,252,227

Energy - 2.1%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc. (c)	855	36,201
Schlumberger Ltd.	300	19,053

		55,254

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.0%
BP PLC	18,687	$107,943
Caltex Australia Ltd.	2,560	68,083
Chevron Corp. (d)	1,257	135,278
Enagas SA	3,480	102,655
Exxon Mobil Corp.	2,100	160,293
Marathon Petroleum Corp.	1,950	102,278
Occidental Petroleum Corp.	1,758	104,953
OMV AG	1,760	101,252
Peyto Exploration & Development Corp.	4,690	80,486
Royal Dutch Shell PLC - Class A	4,907	135,231
Royal Dutch Shell PLC - Class B	2,970	82,894
Statoil ASA	4,929	93,276
Targa Resources Corp.	2,400	106,968
TOTAL SA	781	40,524
TransCanada Corp.	2,241	113,795
Valero Energy Corp.	1,020	69,462
Veresen, Inc.	6,520	91,841

		1,697,212

		1,752,466

Consumer Staples - 2.1%
Beverages - 0.1%
Diageo PLC	680	22,745
PepsiCo, Inc.	820	94,898

		117,643

Food & Staples Retailing - 0.3%
Casino Guichard Perrachon SA	1,500	85,259
Costco Wholesale Corp.	330	51,724
CVS Health Corp.	615	47,564
Jean Coutu Group PJC, Inc. (The) - Class A	1,660	29,604

		214,151

Food Products - 0.2%
General Mills, Inc.	730	38,880
Nestle SA (REG)	480	40,692
Salmar ASA	1,310	37,985
Sanderson Farms, Inc.	170	25,078
Tyson Foods, Inc. - Class A	555	35,132

		177,767

Household Products - 0.5%
Kimberly-Clark Corp.	872	107,509
Procter & Gamble Co. (The)	2,681	247,376
Reckitt Benckiser Group PLC	454	43,052

		397,937

Personal Products - 0.2%
Unilever NV	2,420	144,073

Tobacco - 0.8%
Altria Group, Inc. (d)	1,988	126,039
British American Tobacco PLC	1,205	75,174
Philip Morris International, Inc. (d)	2,559	299,224
Swedish Match AB	4,622	164,906

		665,343

		1,716,914

Company	Shares	U.S. $ Value
Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Ascendas Real Estate Investment Trust	26,500	$52,025
AvalonBay Communities, Inc.	320	60,073
Equity Residential	2,535	170,225
Extra Space Storage, Inc.	717	55,661
HCP, Inc.	3,143	93,693
Host Hotels & Resorts, Inc.	3,090	55,991
Iron Mountain, Inc.	1,790	70,562
Liberty Property Trust	1,790	76,254
National Retail Properties, Inc.	1,620	67,764
Simon Property Group, Inc.	327	51,290

		753,538

Real Estate Management & Development - 0.4%
Daito Trust Construction Co., Ltd.	600	106,315
Global Logistic Properties Ltd.	21,000	50,222
Kerry Properties Ltd.	36,000	142,897

		299,434

		1,052,972

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (d)	5,649	211,611
BCE, Inc.	2,091	99,531
Bezeq The Israeli Telecommunication Corp., Ltd.	25,834	38,059
BT Group PLC	16,220	61,268
HKT Trust & HKT Ltd. - Class SS	48,000	62,072
Nippon Telegraph & Telephone Corp.	1,300	64,720
Telstra Corp., Ltd.	30,760	89,767
Verizon Communications, Inc. (d)	4,066	195,046

		822,074

Wireless Telecommunication Services - 0.2%
Tele2 AB - Class B	7,920	92,228
Vodafone Group PLC	32,824	93,932

		186,160

		1,008,234

Materials - 1.1%
Chemicals - 0.7%
Agrium, Inc. (Toronto)	624	61,203
Air Products & Chemicals, Inc.	640	93,037
Covestro AG (f)	1,081	85,022
Croda International PLC	665	33,071
Kuraray Co., Ltd.	2,700	51,296
Monsanto Co.	1,020	119,544
Orica Ltd.	1,640	26,617
Praxair, Inc.	829	109,047
Sherwin-Williams Co. (The) (d)	128	43,427

		622,264

Company	Shares	U.S. $ Value
Containers & Packaging - 0.2%
Amcor Ltd./Australia	4,620	$59,340
International Paper Co.	1,211	65,237
Sealed Air Corp.	442	19,616

		144,193

Metals & Mining - 0.2%
BHP Billiton Ltd.	3,357	73,079
Norsk Hydro ASA	10,390	75,016
Rio Tinto PLC	470	22,829

		170,924

		937,381

Utilities - 1.1%
Electric Utilities - 0.6%
EDP - Energias de Portugal SA	6,250	24,029
Endesa SA	5,041	121,800
Enel SpA	20,210	122,440
Fortum Oyj	4,104	73,700
PG&E Corp.	1,643	115,634
Power Assets Holdings Ltd.	4,500	39,699
Tokyo Electric Power Co. Holdings, Inc. (e)	11,300	45,757

		543,059

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	7,893	87,139

Multi-Utilities - 0.4%
CenterPoint Energy, Inc. (d)	1,936	57,344
Consolidated Edison, Inc.	728	61,349
Engie SA	6,770	113,046
WEC Energy Group, Inc.	950	61,959

		293,698

		923,896

Total Common Stocks (cost $23,502,112)		24,167,510

PREFERRED STOCKS - 6.3%
Real Estate - 6.3%
Diversified REITs - 1.2%
Colony NorthStar, Inc. 7.15%	16,400	419,840
Gladstone Commercial Corp. 7.00%	2,000	51,900
Gramercy Property Trust 7.125%	3,900	104,325
PS Business Parks, Inc. 5.70%	1,800	45,900
PS Business Parks, Inc. 6.00%	2,100	53,382
VEREIT, Inc. 6.70%	5,200	134,316
Vornado Realty Trust 5.40%	4,100	105,534
Vornado Realty Trust Series K 5.70% (c)	4,000	102,280

		1,017,477

Company	Shares	U.S. $ Value
Equity Real Estate Investment Trusts (REITs) - 0.4%
Kimco Realty Corp. 5.125%	5,550	$137,473
Public Storage 5.05%	2,000	50,300
UMH Properties, Inc. 6.75%	5,600	145,600

		333,373

Health Care REITs - 0.3%
Sabra Health Care REIT, Inc.
Series A
7.125%	4,300	110,596
Senior Housing Properties Trust 6.25%	3,000	80,970
Ventas Realty LP/Ventas Capital Corp. 5.45%	1,500	38,040

		229,606

Hotel & Resort REITs - 0.9%
Ashford Hospitality Trust, Inc. 7.375%	1,000	25,130
Ashford Hospitality Trust, Inc. 7.375%	4,000	100,000
Hersha Hospitality Trust 6.50% (c)	2,300	59,133
Hersha Hospitality Trust 6.875%	3,000	76,800
LaSalle Hotel Properties 6.30%	2,400	60,888
Pebblebrook Hotel Trust 6.375%	800	20,504
Pebblebrook Hotel Trust 6.50%	4,100	104,550
Summit Hotel Properties, Inc. 6.45%	2,450	62,549
Summit Hotel Properties, Inc. 7.875%	1,500	38,145
Sunstone Hotel Investors, Inc. 6.45%	1,425	37,064
Sunstone Hotel Investors, Inc. 6.95%	4,475	120,198

		704,961

Industrial REITs - 0.2%
Monmouth Real Estate Investment Corp. 6.125%	2,300	58,052
Rexford Industrial Realty, Inc. 5.875%	2,400	60,696
STAG Industrial, Inc. 6.625%	3,200	82,464

		201,212

Company	Shares	U.S. $ Value
Office REITs - 0.1%
Boston Properties, Inc. 5.25% (c)	1,500	$39,150

Digital Realty Trust, Inc. 7.375%	2,000	54,320

		93,470

Real Estate Development - 0.1%
LaSalle Hotel Properties 6.375%	2,450	62,708

Residential REITs - 0.7%
American Homes 4 Rent 6.35%	8,675	230,668
American Homes 4 Rent 6.50%	2,600	70,200
Apartment Investment & Management Co. 6.875%	4,475	120,311
Equity LifeStyle Properties, Inc. 6.75%	3,900	98,904
Sun Communities, Inc. 7.125%	1,300	33,176

		553,259

Retail REITs - 1.4%
CBL & Associates Properties, Inc. 6.625% (c)	1,300	32,474
CBL & Associates Properties, Inc. 7.375% (c)	3,800	92,986
Cedar Realty Trust, Inc. 6.50%	3,050	75,487
DDR Corp. 6.375%	3,200	84,608
DDR Corp. 6.50%	2,800	71,288
DDR Corp.
Series K
6.25%	1,400	35,700
GGP, Inc. 6.375%	1,100	27,830
Kimco Realty Corp.
Series K
5.625%	2,600	65,858
National Retail Properties, Inc. 5.20% (c)	1,900	47,063
National Retail Properties, Inc.
Series E
5.70%	4,525	115,433
Pennsylvania Real Estate Investment Trust 7.375%	2,700	67,581
Retail Properties of America, Inc. 7.00%	3,800	97,090

Company	Shares	U.S. $ Value
Saul Centers, Inc. 6.875%	3,300	$84,150
Taubman Centers, Inc. 6.25%	2,800	70,728
Taubman Centers, Inc. 6.50%	1,300	32,955
Urstadt Biddle Properties, Inc. 6.75%	1,000	26,350
Urstadt Biddle Properties, Inc. 7.125%	3,875	99,181
Washington Prime Group, Inc. 6.875%	1,600	40,720
Washington Prime Group, Inc. 7.50%	600	15,240

		1,182,722

Specialized REITs - 1.0%
CoreSite Realty Corp. 7.25%	3,350	85,743
Digital Realty Trust, Inc. 5.25%	2,000	49,520
Digital Realty Trust, Inc. 6.35%	6,725	181,709
DuPont Fabros Technology, Inc. 6.625% (c)	3,800	103,930
EPR Properties 6.625%	3,400	86,428
Public Storage 4.90% (c)	8,000	198,400
Public Storage 5.125%	3,500	89,775
Public Storage 5.375% (c)	1,650	41,894
Public Storage
Series W
5.20%	700	17,892

		855,291

Total Preferred Stocks (cost $5,160,734)		5,234,079

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 2.2%
Argentina - 0.2%
Argentine Bonos del Tesoro
21.20%, 9/19/18	ARS	3,700	211,866

Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	1,867	608,610

Dominican Republic - 0.6%
Dominican Republic International Bond
16.95%, 2/04/22 (f)	DOP	19,700	517,332

	Principal Amount (000)		U.S. $ Value
Sri Lanka - 0.3%
Sri Lanka Government Bonds
Series A
11.50%, 12/15/21-5/15/23	LKR	32,000	$217,644

Turkey - 0.4%
Turkey Government Bond
9.40%, 7/08/20	TRY	541	150,539
11.00%, 2/24/27		530	159,218

			309,757

Total Emerging Markets - Treasuries (cost $1,904,947)			1,865,209

EMERGING MARKETS - SOVEREIGNS - 1.7%
Angola - 0.6%
Angolan Government International Bond
9.50%, 11/12/25 (f)	U.S.$	200	214,750
Citigroup Global Markets Holdings, Inc./United States
Series F
Zero Coupon, 3/08/18 (f)	EGP	5,000	258,273

			473,023

Argentina - 0.2%
Argentine Republic Government International Bond
6.875%, 1/26/27	U.S.$	137	147,481

Ecuador - 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 (f)		200	209,750

Ukraine - 0.6%
Ukraine Government International Bond
7.75%, 9/01/20 (f)		501	522,793

Venezuela - 0.1%
Venezuela Government International Bond
9.00%, 5/07/23 (f)		107	38,932
9.25%, 5/07/28 (f)		67	23,810

			62,742

Total Emerging Markets - Sovereigns (cost $1,377,358)			1,415,789

GOVERNMENTS - TREASURIES - 0.6%
Mexico - 0.3%
Mexican Bonos
Series M 20
10.00%, 12/05/24	MXN	3,049	202,008

South Africa - 0.3%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,311	253,245

	Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $447,659)			$455,253

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Venezuela - 0.4%
Petroleos de Venezuela SA
5.50%, 4/12/37 (f)	U.S.$	1,150	346,438

	Shares
SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (a) (b) (g) (cost $2,640,060)		2,640,060	2,640,060

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $81,407,393)			82,240,691

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (a) (b) (g) (cost $3,367,316)		3,367,316	3,367,316

Total Investments - 102.9% (cost $84,774,709) (h)			85,608,007
Other assets less liabilities - (2.9)%			(2,388,031)

Net Assets - 100.0%			$83,219,976

FUTURES

Type	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2017	Unrealized Apprecation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	15	September 2017	AUD	1,500		$1,561,794	$1,534,057	$(27,737)
10 Yr Mini Japan Government Bond Futures	4	September 2017	JPY	40,000		547,185	549,816	2,631
Canadian 10 Yr Bond Futures	12	December 2017	CAD	1,200		1,321,633	1,328,528	6,895
FTSE 100 Index Futures	10	September 2017	GBP	0	*	953,770	961,097	7,327
Mini MSCI Emerging Markets Futures	15	September 2017	USD	1		762,016	814,650	52,634
TOPIX Index Futures	6	September 2017	JPY	60		875,420	884,705	9,285
U.S. T-Note 10 Yr (CBT) Futures	2	December 2017	USD	200		253,284	253,969	685

Type	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2017	Unrealized Apprecation/ (Depreciation)
Sold Contracts
EURO STOXX 50 Index Futures	15	September 2017	EUR	0	*	$615,225	$611,415	$3,810
Mini MSCI EAFE Futures	13	September 2017	USD	1		1,226,608	1,257,620	(31,012)
Mini S&P TSX 60 Futures	9	September 2017	CAD	0	*	323,700	321,081	2,619
S&P 500 E-Mini Futures	53	September 2017	USD	3		6,484,841	6,545,765	(60,924)
S&P/TSX 60 Index Futures	7	September 2017	CAD	1		995,434	998,919	(3,485)
SPI 200 Futures	22	September 2017	AUD	1		2,485,938	2,486,921	(983)

								$(38,255)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	176	PEN	576	9/15/17	$1,908
Bank of America, NA	USD	1,665	INR	108,104	9/15/17	24,232
Barclays Bank PLC	PHP	31,460	USD	632	9/15/17	18,008
Barclays Bank PLC	CNY	9,875	USD	1,445	9/15/17	(51,316)
Barclays Bank PLC	USD	1,743	IDR	23,438,465	9/15/17	14,083
BNP Paribas SA	NZD	2,020	USD	1,518	9/15/17	67,984
Citibank, NA	COP	298,509	USD	97	9/15/17	(3,699)
Citibank, NA	KRW	129,024	USD	113	9/15/17	(1,512)
Citibank, NA	USD	377	CLP	250,759	9/15/17	23,542
Credit Suisse International	CLP	1,261,000	USD	1,879	9/15/17	(136,943)
Credit Suisse International	SEK	1,789	USD	207	9/15/17	(18,277)
Credit Suisse International	USD	876	COP	2,589,475	9/15/17	362
Deutsche Bank AG	BRL	1,362	USD	433	9/05/17	103
Deutsche Bank AG	USD	402	BRL	1,362	9/05/17	30,752
Morgan Stanley Capital Services, Inc.	KRW	1,066,160	USD	949	9/15/17	411
Morgan Stanley Capital Services, Inc.	TWD	34,758	USD	1,156	9/15/17	835
Morgan Stanley Capital Services, Inc.	SEK	5,798	USD	668	9/15/17	(61,977)
Morgan Stanley Capital Services, Inc.	BRL	1,362	USD	408	9/05/17	(24,831)
Morgan Stanley Capital Services, Inc.	BRL	578	USD	184	9/05/17	44
Morgan Stanley Capital Services, Inc.	PEN	576	USD	174	9/15/17	(3,396)
Morgan Stanley Capital Services, Inc.	USD	182	BRL	578	9/05/17	1,667
Morgan Stanley Capital Services, Inc.	USD	98	SEK	830	9/15/17	6,763
Morgan Stanley Capital Services, Inc.	USD	852	CAD	1,062	9/15/17	(1,012)
Morgan Stanley Capital Services, Inc.	USD	1,249	EUR	1,108	9/15/17	70,915
Morgan Stanley Capital Services, Inc.	USD	433	BRL	1,362	9/05/17	(103)
Morgan Stanley Capital Services, Inc.	USD	909	NOK	7,211	9/15/17	20,565
State Street Bank & Trust Co.	JPY	42,729	USD	380	9/15/17	(8,385)
State Street Bank & Trust Co.	NOK	7,794	USD	927	9/15/17	(77,681)
State Street Bank & Trust Co.	CHF	1,094	USD	1,140	9/15/17	(1,643)
State Street Bank & Trust Co.	AUD	545	USD	436	9/15/17	2,342

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ILS	368	USD	102	9/15/17	$(476)
State Street Bank & Trust Co.	GBP	308	USD	397	9/15/17	(1,291)
State Street Bank & Trust Co.	CAD	195	USD	154	9/15/17	(2,289)
State Street Bank & Trust Co.	GBP	168	USD	218	9/15/17	1,489
State Street Bank & Trust Co.	AUD	131	USD	104	9/15/17	(391)
State Street Bank & Trust Co.	NZD	118	USD	86	9/15/17	1,131
State Street Bank & Trust Co.	HKD	115	USD	15	9/15/17	4
State Street Bank & Trust Co.	SGD	91	USD	67	9/15/17	(243)
State Street Bank & Trust Co.	DKK	61	USD	10	9/15/17	(67)
State Street Bank & Trust Co.	EUR	120	USD	141	9/15/17	(1,177)
State Street Bank & Trust Co.	USD	428	EUR	375	9/15/17	18,542
State Street Bank & Trust Co.	USD	44	CHF	43	9/15/17	554
State Street Bank & Trust Co.	USD	5	SGD	7	9/15/17	23
State Street Bank & Trust Co.	USD	19	GBP	15	9/15/17	145
State Street Bank & Trust Co.	USD	13	NOK	101	9/15/17	90
State Street Bank & Trust Co.	USD	9	SEK	76	9/15/17	193
State Street Bank & Trust Co.	USD	20	JPY	2,225	9/15/17	(105)
State Street Bank & Trust Co.	USD	15	HKD	115	9/15/17	(16)
State Street Bank & Trust Co.	USD	40	JPY	4,333	10/17/17	(254)
State Street Bank & Trust Co.	USD	255	GBP	196	9/15/17	(1,103)
State Street Bank & Trust Co.	USD	180	JPY	19,961	9/15/17	1,985
State Street Bank & Trust Co.	USD	209	CAD	280	9/15/17	15,748
State Street Bank & Trust Co.	USD	788	NZD	1,108	9/15/17	6,780
UBS AG	USD	730	MXN	13,496	9/15/17	23,679

						$(43,308)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index	Goldman Sachs International	2,000	USD	2,455.00	September 2017	USD	2	$58,908	$(48,011)
Euro STOXX 50 Index	Deutsche Bank AG	390	EUR	3,450.00	September 2017	EUR	0	24,168	(9,604)
Nikkei 225 Index	Deutsche Bank AG	4,000	JPY	19,500.00	September 2017	JPY	4	8,663	(8,431)
FTSE 100 Index	Deutsche Bank AG	80	GBP	7,425.00	September 2017	GBP	0	5,192	(5,639)

								$96,931	$(71,685)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index	Goldman Sachs International	2,000	USD	2,455.00	September 2017	USD	2	$71,000	$(19,233)
Euro STOXX 50 Index	Deutsche Bank AG	390	EUR	3,450.00	September 2017	EUR	0	33,948	(23,090)
Nikkei 225 Index	Deutsche Bank AG	4,000	JPY	19,500.00	September 2017	JPY	4	10,077	(3,118)
FTSE 100 Index	Deutsche Bank AG	80	GBP	7,425.00	September 2017	GBP	0	6,954	(5,864)

								$121,979	$(51,305)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD	310	8/21/20	3 Month LIBOR	1.620%	Quarterly/Semi-Annual	$50
USD	1,050	1/10/22	3 Month LIBOR	1.941%	Quarterly/Semi-Annual	10,319
EUR	990	1/10/22	0.107%	6 Month EURIBOR	Annual/ Semi-Annual	(2,810)
JPY	5,260	1/14/25	0.478%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,289)
JPY	10,450	2/06/25	0.548%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(3,041)
USD	310	2/11/25	3 Month LIBOR	2.083%	Quarterly/ Semi-Annual	3,142
CHF	20	9/02/25	0.256%	6 Month LIBOR	Annual/ Semi-Annual	(502)
CHF	140	10/02/25	0.210%	6 Month LIBOR	Annual/ Semi-Annual	(2,710)
NZD	210	11/19/25	3 Month BKBM	3.610%	Quarterly/ Semi-Annual	7,978
CHF	170	11/19/25	0.048%	6 Month LIBOR	Annual/ Semi-Annual	(337)
USD	60	11/19/25	3 Month LIBOR	2.202%	Quarterly/ Semi-Annual	1,320
SEK	80	1/12/26	3 Month STIBOR	1.470%	Quarterly/ Annual	517
NZD	90	2/03/26	3 Month BKBM	3.375%	Quarterly/ Semi-Annual	1,699
JPY	8,540	4/04/26	0.144%	6 Month LIBOR	Semi-Annual/ Semi-Annual	54
USD	100	4/04/26	3 Month LIBOR	1.687%	Quarterly/ Semi-Annual	(2,140)
CHF	100	6/09/26	0.210%	6 Month LIBOR	Annual/ Semi-Annual	2,744

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	40	8/19/26	3 Month LIBOR	1.466%	Quarterly/ Semi-Annual	$(1,898)
USD	270	9/26/26	3 Month LIBOR	1.489%	Quarterly/ Semi-Annual	(11,493)
USD	140	10/11/26	3 Month LIBOR	1.613%	Quarterly/ Semi-Annual	(4,484)
USD	160	10/13/26	3 Month LIBOR	1.633%	Quarterly/ Semi-Annual	(4,841)
CHF	250	12/28/26	0.193%	6 Month LIBOR	Annual/ Semi-Annual	(1,785)
NZD	240	12/28/26	3 Month BKBM	3.580%	Quarterly/ Semi-Annual	7,127
USD	160	12/28/26	3 Month LIBOR	2.491%	Quarterly/ Semi-Annual	6,337
JPY	18,420	12/29/26	0.255%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,023)
USD	310	2/06/27	3 Month LIBOR	2.420%	Quarterly/ Semi-Annual	9,907
USD	640	2/16/27	3 Month LIBOR	2.434%	Quarterly/ Semi-Annual	21,028
USD	420	2/27/27	3 Month LIBOR	2.380%	Quarterly/ Semi-Annual	11,637
GBP	290	2/28/27	1.159%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(2,213)
JPY	35,680	3/02/27	0.248%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(2,296)
NZD	480	3/02/27	3 Month BKBM	3.455%	Quarterly/ Semi-Annual	13,658
CHF	350	3/02/27	0.038%	6 Month LIBOR	Annual/ Semi-Annual	3,006
USD	340	3/02/27	3 Month LIBOR	2.355%	Quarterly/ Semi-Annual	11,613
USD	420	3/07/27	3 Month LIBOR	2.490%	Quarterly/ Semi-Annual	19,519
USD	140	3/13/27	3 Month LIBOR	2.580%	Quarterly/ Semi-Annual	7,637
USD	160	3/16/27	3 Month LIBOR	2.590%	Quarterly/ Semi-Annual	8,852
USD	180	3/22/27	3 Month LIBOR	2.488%	Quarterly/ Semi-Annual	8,198
EUR	150	3/24/27	6 Month EURIBOR	0.829%	Semi-Annual/ Annual	2,323
USD	200	3/29/27	3 Month LIBOR	2.365%	Quarterly/ Semi-Annual	6,773
GBP	340	3/30/27	1.187%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(4,756)
JPY	19,640	4/03/27	0.264%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,463)
NOK	10,190	4/03/27	6 Month NIBOR	1.909%	Semi-Annual/ Annual	12,807
CHF	280	4/03/27	0.133%	6 Month LIBOR	Annual/ Semi-Annual	29
NZD	260	4/03/27	3 Month BKBM	3.410%	Quarterly/ Semi-Annual	6,378
USD	210	4/03/27	3 Month LIBOR	2.428%	Quarterly/ Semi-Annual	8,291
USD	260	4/04/27	3 Month LIBOR	2.421%	Quarterly/ Semi-Annual	10,108

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	150	4/07/27	3 Month LIBOR	2.374%	Quarterly/ Semi-Annual	$5,150
USD	280	4/21/27	3 Month LIBOR	2.197%	Quarterly/ Semi-Annual	4,899
GBP	300	4/25/27	1.131%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,745)
JPY	17,650	4/27/27	0.238%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(852)
SEK	7,270	4/27/27	3 Month STIBOR	1.108%	Quarterly/ Annual	4,412
NOK	4,090	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/ Annual	5,856
CHF	430	4/27/27	0.150%	6 Month LIBOR	Annual/ Semi-Annual	(328)
NZD	330	4/27/27	3 Month BKBM	3.370%	Quarterly/ Semi-Annual	7,043
USD	310	4/27/27	3 Month LIBOR	2.326%	Quarterly/ Semi-Annual	9,058
USD	150	4/28/27	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	4,435
EUR	230	5/05/27	6 Month EURIBOR	0.790%	Semi-Annual/ Annual	1,874
USD	290	5/16/27	3 Month LIBOR	2.278%	Quarterly/ Semi-Annual	6,996
USD	470	5/31/27	3 Month LIBOR	2.225%	Quarterly/ Semi-Annual	8,863
GBP	350	6/02/27	1.146%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(2,228)
EUR	210	6/02/27	6 Month EURIBOR	0.762%	Semi-Annual/ Annual	491
AUD	640	6/05/27	2.683%	6 Month BBSW	Semi-Annual/ Semi-Annual	4,810
SEK	4,920	6/07/27	3 Month STIBOR	1.015%	Quarterly/ Annual	(4,173)
USD	360	6/07/27	3 Month LIBOR	2.148%	Quarterly/ Semi-Annual	2,980
NZD	200	6/07/27	3 Month BKBM	3.198%	Quarterly/ Semi-Annual	1,130
USD	450	6/20/27	3 Month LIBOR	2.144%	Quarterly/ Semi-Annual	3,256
USD	290	6/30/27	3 Month LIBOR	2.219%	Quarterly/ Semi-Annual	4,029
USD	170	7/03/27	3 Month LIBOR	2.271%	Quarterly/ Semi-Annual	3,140
USD	240	7/11/27	3 Month LIBOR	2.379%	Quarterly/ Semi-Annual	6,758
CAD	1,520	7/27/27	3 Month CDOR	2.273%	Semi-Annual/ Semi-Annual	15,301
JPY	67,730	7/31/27	0.271%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(4,481)
EUR	660	7/31/27	0.921%	6 Month EURIBOR	Annual/ Semi-Annual	(11,893)
CHF	430	7/31/27	0.308%	6 Month LIBOR	Annual/ Semi-Annual	(5,667)
USD	620	8/08/27	3 Month LIBOR	2.280%	Quarterly/ Semi-Annual	11,203

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	220	8/21/45	3 Month LIBOR	2.630%	Quarterly/ Semi-Annual	$10,920
USD	70	9/04/45	3 Month LIBOR	2.708%	Quarterly/ Semi-Annual	5,330

						$250,537

INFLATION (CPI) SWAPS

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
USD	1,920	10/01/20	1.273%	CPI#	Annual/ Annual	$38,389
JPMorgan Chase Bank, NA
USD	400	11/10/21	1.896%	CPI#	Annual/ Annual	(36)

						$38,353

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	178,631	FedFundEffective 55	Maturity	$18,246	9/29/17	$32,844
Pay Total Return on Reference Obligation
Bank of America, NA
iShares iBoxx $ High Yield Corporate Bond ETF	2,900,000	LIBOR	Quarterly	2,900	3/20/18	(16,810)
iShares iBoxx $ High Yield Corporate Bond ETF	5,760,000	LIBOR	Quarterly	5,760	3/20/18	(69,156)
Citibank, NA
Market Vectors Emerging Mkts Local ETF	134,078	LIBOR Minus 0.40	Maturity	2,538	8/15/15	(62,967)
iShares iBoxx $ High Yield Corporate Bond ETF	2,830,000	LIBOR	Quarterly	2,830	3/20/18	(19,172)
iShares iBoxx $ High Yield Corporate Bond ETF	3,910,000	LIBOR	Quarterly	3,910	3/20/18	(35,809)
Market Vectors Emerging Mkts Local ETF	21,103	LIBOR Minus 0.15%	Maturity	400	6/15/18	(9,149)
Market Vectors Emerging Mkts Local ETF	18,096	LIBOR Minus 0.15%	Maturity	340	6/15/18	(11,109)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Market Vectors Emerging Mkts Local ETF	22,860	LIBOR Minus 0.15%	Maturity	$429	6/15/18	$(13,669)
Market Vectors Emerging Mkts Local ETF	62,782	LIBOR Minus 0.40	Maturity	1,198	8/15/18	(20,106)
Goldman Sachs International
iShares iBoxx $ High Yield Corporate Bond ETF	650,000	LIBOR	Quarterly	650	3/20/18	(391)
iShares iBoxx $ High Yield Corporate Bond ETF	1,370,000	LIBOR	Quarterly	1,370	3/20/18	(13,202)
JPMorgan Chase Bank, NA
iShares iBoxx $ High Yield Corporate Bond ETF	300,000	LIBOR	Quarterly	300	3/20/18	733
iShares iBoxx $ High Yield Corporate Bond ETF	640,000	LIBOR	Quarterly	640	3/20/18	(5,556)
iShares iBoxx $ High Yield Corporate Bond ETF	540,000	LIBOR	Quarterly	540	3/20/18	(7,799)
Morgan Stanley Capital Services LLC
iShares iBoxx $ High Yield Corporate Bond ETF	1,170,000	LIBOR	Quarterly	1,170	3/20/18	(15,543)

						$(266,861)

*	Notional amount less than 500.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $2,272,261 or 2.7% of net assets.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,793,274 and gross unrealized depreciation of investments was $(1,923,590), resulting in net unrealized appreciation of $869,684.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
DOP	-	Dominican Peso
EGP	-	Egyptian Pound

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of August 31, 2017.

Security Description	Shares	Market Value as of 8/31/17	Percent of Basket’s Net Assets
MS Global Equity Long Index
Royal Dutch Shell PLC	30,512	$85,087,280	16.2%
British American Tobacco PLC	12,394	77,325,367	14.7%
Nice Ltd.	6,937	53,876,427	10.3%
Moneysupermarket.com Group PLC	129,416	53,803,809	10.3%

Security Description	Shares	Market Value as of 8/31/17	Percent of Basket’s Net Assets
Reckitt Benckiser Group PLC	5,527	$52,808,431	10.1%
Croda International PLC	6,835	33,952,643	6.5%
Direct Line Insurance Group PLC	65,043	31,987,776	6.1%
G4S PLC	73,532	27,302,938	5.2%
WPP PLC	14,132	25,888,075	4.9%
Diageo PLC	7,037	23,604,235	4.5%
IG Group Holdings PLC	23,656	19,660,499	3.8%
Philip Morris International, Inc.	10,290	1,203,266	0.2%
Oracle Corp.	20,356	1,024,535	0.2%
Microsoft Corp.	13,401	1,002,018	0.2%
Apple, Inc.	5,937	973,692	0.2%
Raytheon Co.	5,276	960,338	0.2%
Marsh & McLennan Cos, Inc.	12,019	938,447	0.2%
UnitedHealth Group, Inc.	4,234	842,196	0.2%
RELX NV	37,163	781,092	0.2%
FNF Group	15,753	759,907	0.2%
Aristocrat Leisure Ltd.	44,650	750,986	0.2%
Anthem, Inc.	3,552	696,355	0.1%
Oracle Corp. Japan	9,044	668,469	0.1%
Check Point Software Technologies Ltd.	5,936	664,008	0.1%
Royal Bank of Canada	8,821	656,259	0.1%
HKT Trust & HKT Ltd.	499,791	645,184	0.1%
Amadeus IT Group SA	10,323	642,612	0.1%
Merck & Co, Inc.	10,012	639,383	0.1%
Toronto-Dominion Bank (The)	11,699	637,801	0.1%
Nippon Telegraph & Telephone Corp.	13,104	633,665	0.1%
Total System Services, Inc.	9,073	627,146	0.1%
Amcor Ltd./Australia	47,800	615,827	0.1%
Mitsubishi UFJ Financial Group, Inc.	98,956	606,307	0.1%
Booz Allen Hamilton Holding Corp.	17,741	605,132	0.1%
Texas Instruments, Inc.	7,144	591,703	0.1%
Fidelity National Information Services, Inc.	6,223	578,223	0.1%
Comcast Corp.	14,191	576,317	0.1%
Omnicom Group, Inc.	7,890	571,073	0.1%
Aena SA	2,897	563,745	0.1%

Security Description	Shares	Market Value as of 8/31/17	Percent of Basket’s Net Assets
Altria Group, Inc.	8,839	$560,381	0.1%
Aetna, Inc.	3,468	546,964	0.1%
Pfizer, Inc.	16,006	542,939	0.1%
Thomson Reuters Corp.	11,804	536,838	0.1%
Sherwin-Williams Co (The)	1,571	533,055	0.1%
Sanofi	5,348	524,758	0.1%
Covestro AG	6,577	518,649	0.1%
Qantas Airways Ltd.	111,903	508,204	0.1%
DNB ASA	25,882	502,659	0.1%
Home Depot, Inc. (The)	3,336	499,914	0.1%
HUGO BOSS AG	5,747	490,146	0.1%
Other	366,900	13,287,774	2.5%

Total		$524,805,447	100.0%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$46,116,353		$	– 0	–	$	– 0	–	$46,116,353
Common Stocks:
Information Technology	3,716,886			699,955			– 0	–	4,416,841
Financials	1,838,600			2,141,364			– 0	–	3,979,964
Consumer Discretionary	1,559,448			2,140,928			– 0	–	3,700,376
Health Care	1,667,331			758,908			– 0	–	2,426,239
Industrials	1,310,520			941,707			– 0	–	2,252,227
Energy	1,020,608			731,858			– 0	–	1,752,466
Consumer Staples	1,103,028			613,886			– 0	–	1,716,914
Real Estate	701,513			351,459			– 0	–	1,052,972
Telecommunication Services	606,319			401,915			– 0	–	1,008,234
Materials	511,111			426,270			– 0	–	937,381
Utilities	383,425			540,471			– 0	–	923,896
Preferred Stocks	5,234,079			– 0	–		– 0	–	5,234,079
Emerging Markets - Treasuries	– 0	–		1,865,209			– 0	–	1,865,209
Emerging Markets - Sovereigns	– 0	–		1,415,789			– 0	–	1,415,789

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$455,253		$	– 0	–	$455,253
Quasi-Sovereigns		– 0	–	346,438			– 0	–	346,438
Short-Term Investments		2,640,060		– 0	–		– 0	–	2,640,060
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,367,316		– 0	–		– 0	–	3,367,316

Total Investments in Securities		71,776,597		13,831,410			– 0	–	85,608,007
Other Financial Instruments (a):
Assets:
Futures		65,464		20,422			– 0	–	85,886
Forward Currency Exchange Contracts		– 0	–	354,879			– 0	–	354,879
Centrally Cleared Interest Rate Swaps		– 0	–	330,985			– 0	–	330,985
Inflation (CPI) Swaps		– 0	–	38,389			– 0	–	38,389
Total Return Swaps		– 0	–	33,577			– 0	–	33,577
Liabilities:
Futures		(123,158)		(983)			– 0	–	(124,141)
Forward Currency Exchange Contracts		– 0	–	(398,187)			– 0	–	(398,187)
Call Options Written		– 0	–	(71,685)			– 0	–	(71,685)
Put Options Written		– 0	–	(51,305)			– 0	–	(51,305)
Centrally Cleared Interest Rate Swaps		– 0	–	(80,448)			– 0	–	(80,448)
Inflation (CPI) Swaps		– 0	–	(36)			– 0	–	(36)
Total Return Swaps		– 0	–	(300,438)			– 0	–	(300,438)

Total (b)		$71,718,903		$13,706,580		$	– 0	–	$85,425,483

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$1,099	$35,371	$33,830	$2,640	$8
Government Money Market*	0	14,738	11,371	3,367	4

Total	$0	$0	$0	$0	$0

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB Asia Ex-Japan Equity Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Information Technology - 32.1%
Electronic Equipment, Instruments & Components - 8.7%
FIT Hon Teng Ltd. (a)(b)	51,600	$44,111
Hon Hai Precision Industry Co., Ltd.	8,000	31,240
Kingboard Chemical Holdings Ltd.	16,000	87,462
Largan Precision Co., Ltd.	840	162,925
LG Innotek Co., Ltd.	520	85,503
Merry Electronics Co., Ltd.	7,500	59,182
Tripod Technology Corp.	15,000	56,333

		526,756

Internet Software & Services - 7.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	1,100	188,914
NetEase, Inc. (ADR)	240	66,202
Tencent Holdings Ltd.	5,000	210,398

		465,514

Semiconductors & Semiconductor Equipment - 5.7%
Hua Hong Semiconductor Ltd. (a)	69,000	91,687
Realtek Semiconductor Corp.	26,000	101,062
Taiwan Semiconductor Manufacturing Co., Ltd.	19,000	136,753
Winbond Electronics Corp.	19,000	14,619

		344,121

Technology Hardware, Storage & Peripherals - 10.1%
Pegatron Corp.	30,000	94,783
Quanta Computer, Inc.	6,000	13,692
Samsung Electronics Co., Ltd.	181	372,590
Samsung Electronics Co., Ltd. (Preference Shares)	79	132,260

		613,325

		1,949,716

Financials - 28.5%
Banks - 21.3%
Agricultural Bank of China Ltd. - Class H	312,000	147,192
Bank Mandiri Persero Tbk PT	29,000	28,528
BOC Hong Kong Holdings Ltd.	33,000	168,597
China CITIC Bank Corp., Ltd. - Class H	78,000	51,625
China Construction Bank Corp. - Class H	145,000	127,572
Dah Sing Financial Holdings Ltd.	7,600	55,175
DBS Group Holdings Ltd.	7,600	115,792
Hana Financial Group, Inc.	5,930	257,895
ICICI Bank Ltd.	6,567	30,822
KB Financial Group, Inc.	5,070	249,437
State Bank of India	13,750	60,020

		1,292,655

Capital Markets - 1.0%
China Everbright Ltd.	26,000	59,454

Diversified Financial Services - 0.7%
Fubon Financial Holding Co., Ltd.	28,000	45,114

Insurance - 5.5%
Dongbu Insurance Co., Ltd.	1,060	70,747

Company	Shares	U.S. $ Value
New China Life Insurance Co., Ltd. - Class H	17,100	$109,807
PICC Property & Casualty Co., Ltd. - Class H	82,000	154,483

		335,037

		1,732,260

Consumer Discretionary - 8.5%
Auto Components - 1.9%
Hankook Tire Co., Ltd.	2,250	118,008

Automobiles - 0.7%
Tata Motors Ltd. (b)	4,420	26,136
Tata Motors Ltd. - Class A (b)	4,830	16,574

		42,710

Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	720	58,860

Hotels, Restaurants & Leisure - 0.7%
Galaxy Entertainment Group Ltd.	7,000	44,107

Household Durables - 0.6%
Skyworth Digital Holdings Ltd.	80,166	37,265

Media - 0.0%
I-CABLE Communications Ltd. (b)	8,476	298

Specialty Retail - 1.0%
Chow Tai Fook Jewellery Group Ltd.	27,200	28,149
Luk Fook Holdings International Ltd.	9,000	30,879

		59,028

Textiles, Apparel & Luxury Goods - 2.6%
Li Ning Co., Ltd. (b)	119,000	88,303
Luthai Textile Co., Ltd. - Class B	16,500	18,501
Welspun India Ltd.	11,300	13,659
Yue Yuen Industrial Holdings Ltd.	8,500	36,871

		157,334

		517,610

Real Estate - 6.8%
Real Estate Management & Development - 6.8%
Cheung Kong Property Holdings Ltd.	17,000	149,597
China Resources Land Ltd.	14,000	43,890
CIFI Holdings Group Co., Ltd.	74,000	41,695
Times Property Holdings Ltd.	23,000	19,648
Wharf Holdings Ltd. (The)	10,000	95,396
Wheelock & Co., Ltd.	8,000	59,940

		410,166

Materials - 6.4%
Chemicals - 1.5%
Kumho Petrochemical Co., Ltd.	1,340	93,831

Construction Materials - 1.3%
Anhui Conch Cement Co., Ltd. - Class H	21,000	78,582

Company	Shares	U.S. $ Value
Metals & Mining - 3.6%
Jiangxi Copper Co., Ltd. - Class H	17,000	$29,594
POSCO	460	139,813
Vedanta Ltd.	9,680	46,867

		216,274

		388,687

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 4.2%
China Unicom Hong Kong Ltd. (b)	145,000	210,652
KT Corp.	1,560	43,175

		253,827

Wireless Telecommunication Services - 1.1%
XL Axiata Tbk PT (b)	242,750	65,546

		319,373

Consumer Staples - 3.4%
Food & Staples Retailing - 1.2%
E-MART, Inc.	360	71,683

Food Products - 2.2%
China Agri-Industries Holdings Ltd.	51,000	23,896
WH Group Ltd. (a)	107,000	112,152

		136,048

		207,731

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
PetroChina Co., Ltd. - Class H	118,000	75,609
Petronet LNG Ltd.	13,000	45,836
S-Oil Corp.	330	36,842

		158,287

Industrials - 2.3%
Airlines - 1.3%
Air China Ltd. - Class H	52,000	46,381
China Southern Airlines Co., Ltd. - Class H	40,000	31,320

		77,701

Construction & Engineering - 0.5%
China Railway Group Ltd. - Class H	37,000	29,665

Machinery - 0.4%
Sinotruk Hong Kong Ltd.	22,500	24,953

Marine - 0.1%
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	14,000	8,004

		140,323

Health Care - 2.0%
Health Care Providers & Services - 1.3%
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	31,900	78,517

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.7%
China Resources Pharmaceutical Group Ltd. (a)	35,200	$43,678

		122,195

Total Investments - 97.9% (cost $4,534,964) (c)		5,946,348
Other assets less liabilities - 2.1%		127,633

Net Assets - 100.0%		$6,073,981

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $291,628 or 4.8% of net assets.
(b)	Non-income producing security.
(c)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,453,359 and gross unrealized depreciation of investments was $(41,975), resulting in net unrealized appreciation of $1,411,384.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN1

August 31, 2017 (unaudited)

38.4%	China
28.1%	South Korea
13.1%	Hong Kong
12.8%	Taiwan
4.0%	India
2.0%	Singapore
1.6%	Indonesia

100.0%

1	All data are as of August 31, 2017. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB Asia Ex-Japan Equity Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$299,227		$1,650,489		$	– 0	–	$1,949,716
Financials	– 0	–	1,732,260			– 0	–	1,732,260
Consumer Discretionary	89,739		427,871			– 0	–	517,610
Real Estate	– 0	–	410,166			– 0	–	410,166
Materials	– 0	–	388,687			– 0	–	388,687
Telecommunication Services	– 0	–	319,373			– 0	–	319,373
Consumer Staples	– 0	–	207,731			– 0	–	207,731
Energy	– 0	–	158,287			– 0	–	158,287
Industrials	– 0	–	140,323			– 0	–	140,323
Health Care	– 0	–	122,195			– 0	–	122,195

Total Investments in Securities	388,966		5,557,382	†		– 0	–	5,946,348
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$388,966		$5,557,382		$	– 0	–	$5,946,348

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Industrials - 21.8%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	28,690	$2,450,126
Wesco Aircraft Holdings, Inc. (a)	164,440	1,381,296

		3,831,422

Air Freight & Logistics - 1.5%
Air Transport Services Group, Inc. (a)	62,900	1,444,184
Atlas Air Worldwide Holdings, Inc. (a)	30,420	2,032,056

		3,476,240

Airlines - 1.3%
SkyWest, Inc.	88,410	3,067,827

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	46,080	2,047,334
Knoll, Inc.	126,760	2,288,018
Viad Corp.	33,200	1,824,340

		6,159,692

Construction & Engineering - 2.6%
AECOM (a)	76,280	2,555,380
Granite Construction, Inc.	29,770	1,644,197
Tutor Perini Corp. (a)	70,480	1,843,052

		6,042,629

Electrical Equipment - 3.4%
EnerSys	42,267	2,709,315
General Cable Corp.	174,210	2,952,859
Regal Beloit Corp.	29,850	2,250,690

		7,912,864

Machinery - 4.7%
Columbus McKinnon Corp./NY	66,558	2,198,411
Oshkosh Corp.	44,350	3,308,510
SPX FLOW, Inc. (a)	73,640	2,464,731
Terex Corp.	81,050	3,124,477

		11,096,129

Professional Services - 1.1%
TrueBlue, Inc. (a)	127,078	2,598,745

Road & Rail - 2.3%
Covenant Transportation Group, Inc. - Class A (a)	139,000	3,337,390
Saia, Inc. (a)	34,779	1,966,753

		5,304,143

Trading Companies & Distributors - 0.7%
MRC Global, Inc. (a)	103,860	1,637,872

		51,127,563

Company	Shares	U.S. $ Value
Financials - 20.5%
Banks - 14.8%
1st Source Corp.	49,650	$2,317,166
Associated Banc-Corp.	146,380	3,205,722
Customers Bancorp, Inc. (a)	91,020	2,564,944
First Commonwealth Financial Corp.	175,910	2,218,225
Fulton Financial Corp.	146,350	2,553,808
Hope Bancorp, Inc.	175,351	2,830,165
Independent Bank Group, Inc.	49,710	2,766,362
Sterling Bancorp/DE	165,790	3,721,985
Synovus Financial Corp.	60,410	2,544,469
Texas Capital Bancshares, Inc. (a)	48,590	3,607,807
Webster Financial Corp.	72,840	3,400,171
Zions Bancorporation	67,433	2,944,125

		34,674,949

Insurance - 2.7%
First American Financial Corp.	32,280	1,583,657
Selective Insurance Group, Inc.	44,830	2,259,432
State Auto Financial Corp.	49,820	1,232,547
Validus Holdings Ltd.	25,970	1,302,395

		6,378,031

Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd. (a)	84,951	3,319,885
HomeStreet, Inc. (a)	74,100	1,871,025
WSFS Financial Corp.	41,530	1,856,391

		7,047,301

		48,100,281

Information Technology - 19.0%
Communications Equipment - 2.8%
Extreme Networks, Inc. (a)	159,240	1,820,113
Infinera Corp. (a) (b)	176,130	1,490,060
Mitel Networks Corp. (a)	167,297	1,361,798
NETGEAR, Inc. (a)	40,249	1,931,952

		6,603,923

Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. (a)	37,945	2,800,341
VeriFone Systems, Inc. (a)	149,470	2,955,022

		5,755,363

IT Services - 5.5%
Booz Allen Hamilton Holding Corp.	71,030	2,422,833
Convergys Corp.	111,200	2,613,200
CSG Systems International, Inc.	68,314	2,644,435
Unisys Corp. (a) (b)	256,290	1,986,248
Virtusa Corp. (a)	43,270	1,571,566
WNS Holdings Ltd. (ADR) (a)	44,330	1,551,550

		12,789,832

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 5.0%
Cypress Semiconductor Corp. (b)	115,348	$1,579,114
FormFactor, Inc. (a)	97,900	1,478,290
Integrated Device Technology, Inc. (a)	60,210	1,487,789
Kulicke & Soffa Industries, Inc. (a)	152,310	2,898,460
MagnaChip Semiconductor Corp. (a) (b)	132,130	1,506,282
Mellanox Technologies Ltd. (a)	30,760	1,444,182
Photronics, Inc. (a)	170,540	1,347,266

		11,741,383

Software - 2.0%
A10 Networks, Inc. (a)	241,630	1,582,676
Verint Systems, Inc. (a)	80,580	3,199,026

		4,781,702

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (a)	77,270	2,822,673

		44,494,876

Consumer Discretionary - 12.7%
Auto Components - 2.1%
Cooper-Standard Holdings, Inc. (a)	21,354	2,147,785
Dana, Inc.	118,440	2,850,851

		4,998,636

Diversified Consumer Services - 1.3%
Houghton Mifflin Harcourt Co. (a)	35,500	362,100
Sotheby’s (a)	61,310	2,750,980

		3,113,080

Hotels, Restaurants & Leisure - 2.1%
Bloomin’ Brands, Inc.	144,670	2,460,837
Red Robin Gourmet Burgers, Inc. (a)	44,170	2,517,690

		4,978,527

Household Durables - 1.1%
Ethan Allen Interiors, Inc.	84,760	2,479,230

Internet & Direct Marketing Retail - 0.8%
FTD Cos., Inc. (a)	139,650	1,869,913

Media - 2.2%
Regal Entertainment Group - Class A (b)	166,400	2,457,728
Scholastic Corp.	70,100	2,764,043

		5,221,771

Specialty Retail - 2.3%
Caleres, Inc.	81,290	2,193,204
Children’s Place, Inc. (The)	13,308	1,412,644
Citi Trends, Inc.	97,490	1,767,494

		5,373,342

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	198,210	$1,770,015

		29,804,514

Real Estate - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Armada Hoffler Properties, Inc.	125,880	1,683,016
Education Realty Trust, Inc.	70,708	2,732,157
Gramercy Property Trust	116,570	3,550,722
Independence Realty Trust, Inc.	185,740	1,911,265
National Storage Affiliates Trust	131,250	2,929,500
Ramco-Gershenson Properties Trust	93,010	1,223,081
STAG Industrial, Inc.	57,700	1,615,023

		15,644,764

Energy - 6.0%
Energy Equipment & Services - 2.8%
Helix Energy Solutions Group, Inc. (a)	102,920	645,308
Oil States International, Inc. (a)	57,310	1,246,493
Patterson-UTI Energy, Inc.	90,070	1,438,418
RPC, Inc. (b)	166,260	3,227,107

		6,557,326

Oil, Gas & Consumable Fuels - 3.2%
Oasis Petroleum, Inc. (a)	255,360	1,864,128
QEP Resources, Inc. (a)	246,930	1,864,321
SM Energy Co.	116,850	1,561,116
SRC Energy, Inc. (a)	274,320	2,164,385

		7,453,950

		14,011,276

Health Care - 4.5%
Health Care Providers & Services - 3.0%
LifePoint Health, Inc. (a)	44,130	2,557,333
Molina Healthcare, Inc. (a)	43,030	2,753,920
WellCare Health Plans, Inc. (a)	9,570	1,671,688

		6,982,941

Life Sciences Tools & Services - 1.5%
ICON PLC (a)	32,172	3,647,983

		10,630,924

Materials - 3.0%
Chemicals - 1.6%
Orion Engineered Carbons SA	32,150	691,225
Trinseo SA	45,455	3,040,939

		3,732,164

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	244,600	3,192,030

		6,924,194

Company	Shares	U.S. $ Value
Utilities - 2.6%
Electric Utilities - 2.6%
PNM Resources, Inc.	86,480	$3,666,752
Portland General Electric Co.	49,080	2,331,791

		5,998,543

Consumer Staples - 1.3%
Beverages - 1.3%
Cott Corp.	195,970	2,974,825

Total Common Stocks (cost $221,663,903)		229,711,760

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (c) (d) (e) (cost $2,461,596)	2,461,596	2,461,596

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $224,125,499)		232,173,356

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
Investment Companies - 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (c) (d) (e) (cost $10,679,768)	10,679,768	10,679,768

Total Investments - 103.7% (cost $234,805,267) (f)		242,853,124
Other assets less liabilities - (3.7)%		(8,637,768)

Net Assets - 100.0%		$234,215,356

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,986,916 and gross unrealized depreciation of investments was $(14,939,059), resulting in net unrealized appreciation of $8,047,857.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks (a)	$229,711,760		$–0	–	$–0	–	$229,711,760
Short-Term Investments	2,461,596		–0	–	–0	–	2,461,596
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,679,768		–0	–	–0	–	10,679,768

Total Investments in Securities	242,853,124		–0	–	–0	–	242,853,124
Other Financial Instruments (b)	–0	–	–0	–	–0	–	–0	–

Total (c)	$242,853,124		$–0	–	$–0	–	$242,853,124

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$6,452	$101,547	$105,537	$2,462	$20
Government Money Market*	978	41,018	31,316	10,680	28

Total	$7,430	$142,565	$136,853	$13,142	$48

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2017